Employee stock incentive plans (Tables)	12 Months Ended
Mar. 31, 2022
Disclosure of terms and conditions of share-based payment arrangement [abstract]
Schedule of weighted average inputs of fair value of options granted
The weighted average inputs used in computing the fair value of options granted were as follows:

			Grants made on
	January 17, 2022		October 28, 2021		October 28, 2021
Expected volatility		28.60%		29.20%		28.53%
Exercise price	Rs.	5.00	Rs.	4,663.00	Rs.	5.00
Option life		6.5 Years		5.0 Years		2.5 Years
Risk-free interest rate		6.52%		5.94%		4.86%
Expected dividends		0.54%		0.55%		0.55%
Grant date share price	Rs.	4,672.00	Rs.	4,570.00	Rs.	4,570.00

			Grants made on
	October 28, 2021		May 13, 2021		May 13, 2021
Expected volatility		29.04%		29.38%		30.02%
Exercise price	Rs.	5.00	Rs.	5,301.00	Rs.	5.00
Option life		5.0 Years		5.0 Years		2.5 Years
Risk-free interest rate		5.99%		5.70%		4.64%
Expected dividends		0.54%		0.47%		0.47%
Grant date share price	Rs.	4,570.00	Rs.	5,301.00	Rs.	5,301.00

			Grants made on
	October 27, 2020		May 19, 2020		May 19, 2020
Expected volatility		30.81%		29.12%		30.47%
Exercise price	Rs.	5.00	Rs.	3,679.00	Rs.	5.00
Option life		2.5 Years		5.0 Years		2.5 Years
Risk-free interest rate		4.36%		5.67%		4.62%
Expected dividends		0.49%		0.68%		0.68%
Grant date share price	Rs.	5,099.00	Rs.	3,700.00	Rs.	3,700.00

Disclosure of detailed information about share based payment expense

Share-based payment expense

	For the Year Ended March 31,
	2022		2021		2020
Equity settled share-based payment expense (1)	Rs.	592	Rs.	584	Rs.	521
Cash settled share-based payment expense (2)		148		157		94
	Rs.	740	Rs.	741	Rs.	615

(1)	As of March 31, 2022 and 2021, there was Rs.701 and Rs.612, respectively, of
total unrecognized compensation cost related to unvested stock options. This cost is expected to be recognized over a weighted-average period of 1.93 years and 1.95 years, respectively.

(2)	Certain of the Company’s employees are eligible for share-based payment awards that are settled in cash. These awards entitl
e the employees to a cash payment, on the exercise date, subject to vesting upon satisfaction of certain service conditions which range from 1 to 4 years. The amount of cash payment is determined based on the price of the Company’s ADSs at the time of vesting. As of March 31, 2022 and 2021, there was Rs.101 and Rs.126, respectively of total unrecognized compensation cost related to unvested awards. This cost is expected to be recognized over a weighted-average period of 1.82 years and 1.88 years, respectively. This scheme does not involve dealing in or subscribing to or purchasing securities of the Company, directly or indirectly.

Disclosure And Details About 2018 Plan
The DRL 2018 Plan provides for option grants having an exercise price equal to the fair market value of the underlying equity shares on the date of grant as follows:

Particulars	Number of securities to be acquired from secondary market	Number of securities to be issued by the Company	Total
Options reserved against equity shares	2,500,000	1,500,000	4,000,000
Options reserved against ADRs	-	1,000,000	1,000,000
Total	2,500,000	2,500,000	5,000,000

DRL 2018 Plan [Member]
Disclosure of terms and conditions of share-based payment arrangement [abstract]
Disclosure Of Number Of Share Options, Weighted Average Exercise Price, Range Of Exercise Prices And Weighted Average Remaining Contractual Life
Stock option activity under the DRL 2018 Plan during the years ended March 31, 2022 and 2021 was as follows:

	For the Year Ended March 31, 2022
Fair Market Value Options	Shares arising out of options	Range of exercise prices		Weighted average exercise price		Weighted average remaining useful life (months)
Outstanding at the beginning of the year	385,930	Rs.	2,607.00 to Rs. 3,679.00	Rs.	3,056.51	71
Granted during the year	8,856		4,662.70/ 5,301.00		5,289.76	90
Expired/forfeited during the year	(37,021)		2,607.00 to 5,310.00		3,157.39	-
Exercised during the year	(106,730)		2,607.00 to 3,679.00		2,938.55	-
Outstanding at the end of the year	251,035	Rs.	2,607.00 to Rs. 5,301.00	Rs.	3,170.57	64
Exercisable at the end of the year	68,130	Rs.	2,607.00 to Rs. 3,679.00	Rs.	2,859.13	47

	For the Year Ended March 31, 2021
Fair Market Value Options	Shares arising out of options	Range of exercise prices		Weighted average exercise price		Weighted average remaining useful life (months)
Outstanding at the beginning of the year	375,775	Rs.	2,607.00/ Rs. 2,814.00	Rs.	2,697.12	75
Granted during the year	150,740		3,679.00		3,679.00	90
Expired/forfeited during the year	(55,335)		2,607.00 to 3,679.00		2,904.51	-
Exercised during the year	(85,250)		2,607.00/ 2,814.00		2,671.71	-
Outstanding at the end of the year	385,930	Rs.	2,607.00 to Rs. 3,679.00	Rs.	3,056.51	71
Exercisable at the end of the year	71,225	Rs.	2,607.00/ Rs. 2,814.00	Rs.	2,665.63	51

DRL 2002 Plan [Member]
Disclosure of terms and conditions of share-based payment arrangement [abstract]
Disclosure of Number of Options Reserved
After the stock split effected in the form of a stock dividend issued by the Company in August 2006, the DRL 2002 Plan provides for stock option grants in the above two categories as follows:

Particulars	Number of options reserved under category A	Number of options reserved under category B	Total
Options reserved under original Plan	300,000	1,995,478	2,295,478
Options exercised prior to stock dividend date (A)	94,061	147,793	241,854
Balance of shares that can be allotted on exercise of options (B)	205,939	1,847,685	2,053,624
Options arising from stock dividend (C)	205,939	1,847,685	2,053,624
Options reserved after stock dividend (A+B+C)	505,939	3,843,163	4,349,102

Disclosure Of Number Of Share Options, Weighted Average Exercise Price, Range Of Exercise Prices And Weighted Average Remaining Contractual Life

Category A — Fair Market Value Options:
There was no stock activity under this category during the years ended March 31, 2022 and 2021, and there were no stock options outstanding under this category as of March 31, 2022 and 2021.

Category B — Par Value Options:
Stock options activity under this category during the years ended March 31, 2022 and 2021 was as set forth in the below table.

	For the Year Ended March 31, 2022
Category B — Par Value Options	Shares arising out of options	Range of exercise prices		Weighted average exercise price		Weighted average remaining useful life (months)
Outstanding at the beginning of the year	217,253	Rs.	5.00	Rs.	5.00	69
Granted during the year	106,870		5.00		5.00	91
Expired/forfeited during the year	(30,322)		5.00		5.00	-
Exercised during the year	(86,626)		5.00		5.00	-
Outstanding at the end of the year	207,175	Rs.	5.00	Rs.	5.00	74
Exercisable at the end of the year	21,235	Rs.	5.00	Rs.	5.00	43

	For the Year Ended March 31, 2021
Category B — Par Value Options	Shares arising out of options	Range of exercise prices		Weighted average exercise price		Weighted average remaining useful life (months)
Outstanding at the beginning of the year	232,837	Rs.	5.00	Rs.	5.00	69
Granted during the year	92,092		5.00		5.00	93
Expired/forfeited during the year	(35,646)		5.00		5.00	-
Exercised during the year	(72,030)		5.00		5.00	-
Outstanding at the end of the year	217,253	Rs.	5.00	Rs.	5.00	69
Exercisable at the end of the year	46,130	Rs.	5.00	Rs.	5.00	44

DRL 2007 Plans [Member]
Disclosure of terms and conditions of share-based payment arrangement [abstract]
Disclosure Of Number Of Share Options, Weighted Average Exercise Price, Range Of Exercise Prices And Weighted Average Remaining Contractual Life

	For the Year Ended March 31, 2022
Category B — Par Value Options	Shares arising out of options	Range of exercise prices		Weighted average exercise price		Weighted average remaining useful life (months)
Outstanding at the beginning of the year	141,999	Rs.	5.00	Rs.	5.00	71
Granted during the year	55,884		5.00		5.00	90
Expired/forfeited during the year	(18,996)		5.00		5.00	-
Exercised during the year	(31,872)		5.00		5.00	-
Outstanding at the end of the year	147,015	Rs.	5.00	Rs.	5.00	68
Exercisable at the end of the year	27,929	Rs.	5.00	Rs.	5.00	40

	For the Year Ended March 31, 2021
Category B — Par Value Options	Shares arising out of options	Range of exercise prices		Weighted average exercise price		Weighted average remaining useful life (months)
Outstanding at the beginning of the year	151,583	Rs.	5.00	Rs.	5.00	73
Granted during the year	52,316		5.00		5.00	89
Expired/forfeited during the year	(19,933)		5.00		5.00	-
Exercised during the year	(41,967)		5.00		5.00	-
Outstanding at the end of the year	141,999	Rs.	5.00	Rs.	5.00	71
Exercisable at the end of the year	15,393	Rs.	5.00	Rs.	5.00	41

DRL 2007 Plans [Member] | Category A [Member]
Disclosure of terms and conditions of share-based payment arrangement [abstract]
Disclosure Of Number Of Share Options, Weighted Average Exercise Price, Range Of Exercise Prices And Weighted Average Remaining Contractual Life
Stock options activity under the DRL 2007 Plan for the above two categories of options during the years ended March 31, 2022 and 2021 was as follows:
	For the Year Ended March 31, 2022
Category A — Fair Market Value Options	Shares arising out of options	Range of exercise prices		Weighted average exercise price		Weighted average remaining useful life (months)
Outstanding at the beginning of the year	270,340	Rs.	1,982.00 to Rs. 3,679.00	Rs.	2,791.65	67
Granted during the year	5,144		5,301.00		5,301.00	90
Expired/forfeited during the year	(3,150)		3,679.00		3,679.00	-
Exercised during the year	(6,120)		2,607.00 to 3,679.00		3,078.55	-
Outstanding at the end of the year	266,214	Rs.	1,982.00 to Rs. 5,301.00		2,823.04	56
Exercisable at the end of the year	132,845	Rs.	1,982.00 to Rs. 3,679.00	Rs.	2,457.33	41

	For the Year Ended March 31, 2021
Category A — Fair Market Value Options	Shares arising out of options	Range of exercise prices		Weighted average exercise price		Weighted average remaining useful life (months)
Outstanding at the beginning of the year	202,760	Rs.	1,982.00 to Rs. 2,814.00	Rs.	2,353.62	72
Granted during the year	96,080		3,679.00		3,679.00	90
Expired/forfeited during the year	(13,348)		2,607.00/ 2,814.00		2,678.03	-
Exercised during the year	(15,152)		2,607.00/ 2,814.00		2,643.48	-
Outstanding at the end of the year	270,340	Rs.	1,982.00 to Rs. 3,679.00	Rs.	2,791.65	67
Exercisable at the end of the year	69,530	Rs.	1,982.00 to Rs. 2,814.00	Rs.	2,182.21	45